Fair value of financial instruments - Level 3 assets and liabilities held at fair value disaggregated by product type (Details) - (Level 3) - GBP (£) £ in Millions	Jun. 30, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	£ 17,759	£ 16,048
Financial liabilities, at fair value	(4,908)	(6,496)
Asset backed securities
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	291	558
Financial liabilities, at fair value	0	0
Corporate debt
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	1,171	1,205
Financial liabilities, at fair value	(13)	(21)
Reverse repurchase and repurchase agreements
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	178	13
Financial liabilities, at fair value	(188)	(172)
Non-asset backed loans
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	8,660	6,405
Financial liabilities, at fair value	0	0
Equity cash products
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	422	393
Financial liabilities, at fair value	(3)	0
Private equity investments
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	1,297	1,095
Financial liabilities, at fair value	(8)	(6)
Other
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	1,867	2,369
Financial liabilities, at fair value	(317)	(238)
Interest rate derivatives
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	1,573	1,091
Financial liabilities, at fair value	(1,849)	(1,351)
Foreign exchange derivatives
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	786	376
Financial liabilities, at fair value	(560)	(374)
Credit derivatives
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	234	323
Financial liabilities, at fair value	(615)	(709)
Equity derivatives
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	1,280	2,220
Financial liabilities, at fair value	£ (1,355)	£ (3,625)